CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (Parenthetical) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents reported in Cash and cash equivalents	¥ 3,941,802	¥ 2,824,181
Restricted cash and restricted cash equivalents reported in Deposits with stock exchanges and other segregated cash	139	433
Total cash, cash equivalents, restricted cash and restricted cash equivalents	3,941,941	2,824,614
Right- of use assets	¥ 45,445	¥ 11,236